PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	$ 2,444	$ 2,362
Projected benefit obligation at beginning of year	2,362	3,243
Service cost	18	16
Interest cost	55	53
Expenses paid	(322)	(315)
Exchange rates differences	56	(417)
Actuarial loss (gain)	204	(218)
Projected benefit obligation at end of year	2,373	2,362
Fair value of plan assets at end of year